Uncategorized Items
[rr_AnnualFundOperatingExpensesTableTextBlock]
[rr_BarChartAndPerformanceTableHeading]	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns
[rr_BarChartClosingTextBlock]

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.80% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -22.22% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.40% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -22.92% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.15% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -23.43% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.10% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -23.47% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.10% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -23.47% (quarter ended December 31, 2008 ).

[rr_BarChartHeading]	Annual Total Returns - Vanguard Structured Large-Cap Equity Fund Institutional Plus Shares	Annual Total Returns - Vanguard Structured Broad Market Fund Institutional Plus Shares	Annual Total Returns - Vanguard Growth and Income Fund Admiral Shares	Annual Total Returns - Vanguard Growth and Income Fund Investor Shares	Annual Total Returns - Vanguard Growth and Income Fund Investor Shares
[rr_BarChartNarrativeTextBlock]

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Plus Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The Fund is the successor to Vanguard Structured Broad Market Trust (the predecessor trust), a collective trust managed by Vanguard Fiduciary Trust Company, an affiliate of The Vanguard Group, Inc. The performance of the Fund's Institutional Plus Shares includes the performance of the predecessor trust, restated to reflect the expenses of the Fund's Institutional Plus Shares since the Fund's inception as a registered investment company on October 3, 2006. The Fund is managed with the same investment objective, strategies, policies, and risks as was the predecessor trust. The predecessor trust was not an investment company and, therefore, was not subject to certain investment restrictions that are imposed by the Investment Company Act of 1940.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Plus Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

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[rr_ExpenseExampleHeading]	Examples	Examples	Example	Example	Examples
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The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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[rr_ExpenseHeading]	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses
[rr_ExpenseNarrativeTextBlock]	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
[rr_HighestQuarterlyReturnLabel]	(quarter ended June 30, 2009 )	(quarter ended June 30, 2009 )	(quarter ended September 30, 2009 )	(quarter ended September 30, 2009 )	(quarter ended September 30, 2009 )
[rr_IndexNoDeductionForFeesExpensesTaxes]	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees or expenses)	(reflects no deduction for fees or expenses)	(reflects no deduction for fees, expenses, or taxes)
[rr_LowestQuarterlyReturnLabel]	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )
[rr_ObjectiveHeading]	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective
[rr_ObjectivePrimaryTextBlock]	The Fund seeks to provide long-term capital appreciation.	The Fund seeks to provide long-term capital appreciation.	The Fund seeks to provide a total return (capital appreciation plus dividend income) greater than the return of the Standard & Poor's 500 Index.	The Fund seeks to provide a total return (capital appreciation plus dividend income) greater than the return of the Standard & Poor's 500 Index.	The Fund seeks to provide a total return (capital appreciation plus dividend income) greater than the return of the Standard & Poor's 500 Index.
[rr_OperatingExpensesCaption]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
[rr_PerformanceAvailabilityPhone]	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447
[rr_PerformanceAvailabilityWebSiteAddress]	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance
[rr_PerformanceInformationIllustratesVariabilityOfReturns]	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
[rr_PerformancePastDoesNotIndicateFuture]	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
[rr_PerformanceTableClosingTextBlock]

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Institutional Plus Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Institutional Plus Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

[rr_PerformanceTableExplanationAfterTaxHigher]

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

[rr_PerformanceTableHeading]	Average Annual Total Returns for Periods Ended December 31, 2014	Average Annual Total Returns for Periods Ended December 31, 2014	Average Annual Total Returns for Periods Ended December 31, 2014	Average Annual Total Returns for Periods Ended December 31, 2014	Average Annual Total Returns for Periods Ended December 31, 2014
[rr_PerformanceTableNotRelevantToTaxDeferred]	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.			After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
[rr_PerformanceTableOneClassOfAfterTaxShown]	Please note that after-tax returns are shown only for the Institutional Plus Shares and may differ for each share class.	Please note that after-tax returns are shown only for the Institutional Plus Shares and may differ for each share class.			Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.
[rr_PerformanceTableTextBlock]
[rr_PerformanceTableUsesHighestFederalRate]

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

[rr_PortfolioTurnoverHeading]	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover
[rr_PortfolioTurnoverRate]						0.68	0.60	1.33	1.33	1.33
[rr_PortfolioTurnoverTextBlock]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 133% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 133% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 133% of the average value of its portfolio.

[rr_ProspectusDate]	Jan. 26, 2015	Jan. 26, 2015	Jan. 26, 2015	Jan. 26, 2015	Jan. 26, 2015
[rr_RiskHeading]	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks
[rr_RiskLoseMoney]	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.
[rr_RiskNarrativeTextBlock]

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.Significant investment in the information technology sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.Significant investment in the information technology sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.Significant investment in the information technology sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[rr_RiskNotInsuredDepositoryInstitution]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
[rr_RiskReturnHeading]	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return
[rr_ShareholderFeesCaption]	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)
[rr_ShareholderFeesTableTextBlock]
[rr_StrategyHeading]	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies
[rr_StrategyNarrativeTextBlock]

The Fund invests predominantly in large-capitalization domestic stocks based on the advisor's assessment of the relative return potential of the securities. The advisor selects securities that it believes offer a good balance between strong growth prospects and reasonable valuations relative to their industry peers. The advisor does this by using a quantitative process to evaluate all of the securities in the Fund's benchmark, the Standard & Poor's 500 Index, while seeking to maintain a risk profile similar to that of the Index. Under normal circumstances, the Fund will invest at least 80% of its assets in large-cap equity securities.

The Fund invests in domestic stocks that span the capitalization of the overall market based on the advisor's assessment of the relative return potential of the securities. The advisor selects securities that it believes offer a good balance between strong growth prospects and reasonable valuations relative to their industry peers. The advisor does this by using a quantitative process to evaluate all of the securities in the Fund's benchmark, the Russell 3000 Index, while seeking to maintain a risk profile similar to that of the Index.

To achieve its objective, the Fund's advisors use quantitative approaches to select a broadly diversified group of stocks that, as a whole, have investment characteristics similar to those of the S&P 500(r) Index (which is primarily composed of large-capitalization U.S. stocks), but are expected to provide a higher total return than that of the Index. At least 65% (and typically more than 90%) of the Fund's assets will be invested in stocks that are included in the Index. Most of the stocks held by the Fund provide dividend income as well as the potential for capital appreciation. The Fund uses multiple investment advisors.

To achieve its objective, the Fund's advisors use quantitative approaches to select a broadly diversified group of stocks that, as a whole, have investment characteristics similar to those of the S&P 500(r) Index (which is primarily composed of large-capitalization U.S. stocks), but are expected to provide a higher total return than that of the Index. At least 65% (and typically more than 90%) of the Fund's assets will be invested in stocks that are included in the Index. Most of the stocks held by the Fund provide dividend income as well as the potential for capital appreciation. The Fund uses multiple investment advisors.

To achieve its objective, the Fund's advisors use quantitative approaches to select a broadly diversified group of stocks that, as a whole, have investment characteristics similar to those of the S&P 500(r) Index (which is primarily composed of large-capitalization U.S. stocks), but are expected to provide a higher total return than that of the Index. At least 65% (and typically more than 90%) of the Fund's assets will be invested in stocks that are included in the Index. Most of the stocks held by the Fund provide dividend income as well as the potential for capital appreciation. The Fund uses multiple investment advisors.